Insurance (Summary of LRC and LIC Balances for Property and Casualty Insurance Contracts) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Line Items
Insurance contract liabilities	$ 5,824	$ 5,846
Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Line Items
Insurance contract liabilities	5,692	5,719	$ 5,495	$ 5,644
Liability for Remaining Coverage Excluding Loss Component [Member] | Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Line Items
Insurance contract liabilities	630	630	551	623
Loss Component [Member] | Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Line Items
Insurance contract liabilities	119	129	130	113
Liability for Incurred Claims [Member] | Estimates of Present Value of Future Cash Flows [Member] | Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Line Items
Insurance contract liabilities	4,723	4,740	4,608	4,700
Liability for Incurred Claims [Member] | Risk Adjustment [Member] | Property And Casualty Insurance Contracts [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims Line Items
Insurance contract liabilities	$ 220	$ 220	$ 206	$ 208